Summary of Significant Accounting Policies (Details) - Schedule of basic net loss per share	12 Months Ended
	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2020 ¥ / shares shares
Schedule Of Basic Net Loss Per Share Abstract
Net loss attributable to UTime Limited, basic and diluted	(38,833)	(38,833)	(16,627)	(21,701)
Weighted average shares outstanding, basic	8,164,771	8,164,771	4,517,793	4,507,223
Net loss attributable to UTime Limited per ordinary share:
Basic (in Yuan Renminbi per share) | (per share)	¥ (4.76)	$ (0.75)	¥ (3.68)	¥ (4.81)